General information and nature of operations, Structure of Grupo TMM (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Structure of Grupo TMM [abstract]
Percentage of ownership	99.00%
Transportacion Maritima Mexicana, S.A. de C.V. [Member] | Maritime [Member]
Structure of Grupo TMM [abstract]
Percentage of ownership	100.00%	100.00%
Administradora Maritima TMM, S.A.P.I. de C.V. [Member] | Maritime [Member]
Structure of Grupo TMM [abstract]
Percentage of ownership	100.00%	100.00%
TMM Parcel Tankers, S.A. de C.V. [Member] | Maritime [Member]
Structure of Grupo TMM [abstract]
Percentage of ownership	100.00%	100.00%
Inmobiliaria Dos Naciones, S. de R.L. de C.V. [Member] | Maritime Infrastructure [Member]
Structure of Grupo TMM [abstract]
Percentage of ownership	100.00%	100.00%
TMM Logistics, S.A. de C.V. [Member] | Logistics, Ports and Terminals [Member]
Structure of Grupo TMM [abstract]
Percentage of ownership	100.00%	100.00%
Autotransportacion y Distribucion Logistica, S.A. de C.V. [Member] | Logistics, Ports and Terminals [Member]
Structure of Grupo TMM [abstract]
Percentage of ownership	100.00%	100.00%
Prestadora de Servicios MTR, S.A. de C.V. [Member] | Logistics, Ports and Terminals [Member]
Structure of Grupo TMM [abstract]
Percentage of ownership	100.00%	100.00%
Bimonte, S.A. de C.V. [Member] | Logistics, Ports and Terminals [Member]
Structure of Grupo TMM [abstract]
Percentage of ownership	100.00%	100.00%
Caoba Energia, S. de R.L. de C.V. [Member] | Logistics, Ports and Terminals [Member]
Structure of Grupo TMM [abstract]
Percentage of ownership	100.00%	100.00%
Services & Solutions Optimus, S. de R.L. de C.V. [Member] | Logistics, Ports and Terminals [Member]
Structure of Grupo TMM [abstract]
Percentage of ownership	100.00%	100.00%
Servicios Administrativos API Acapulco, S.A. de C.V. [Member] | Logistics, Ports and Terminals [Member]
Structure of Grupo TMM [abstract]
Percentage of ownership	51.00%	51.00%
Administracion Portuaria Integral de Acapulco S.A. de C.V. [Member] | Logistics, Ports and Terminals [Member]
Structure of Grupo TMM [abstract]
Percentage of ownership	51.00%	51.00%
Mexschiff Operacion de Personal, S.A.P.I. de C.V. [Member] | Personnel Services[Member]
Structure of Grupo TMM [abstract]
Percentage of ownership	100.00%	100.00%
Omexmar Operadora Mexicana Maritima, S.A.P.I. de C.V. [Member] | Personnel Services[Member]
Structure of Grupo TMM [abstract]
Percentage of ownership	100.00%	100.00%
Perhafen Services Maritimos, S.A.P.I. de C.V. [Member] | Personnel Services[Member]
Structure of Grupo TMM [abstract]
Percentage of ownership	100.00%	100.00%
TMM Direccion Corporativa, S.A.P.I. de C.V. [Member] | Personnel Services[Member]
Structure of Grupo TMM [abstract]
Percentage of ownership	100.00%	100.00%
Perjomar Operadora, S.A.P.I. de C.V. [Member] | Personnel Services[Member]
Structure of Grupo TMM [abstract]
Percentage of ownership	100.00%	100.00%
Inmobiliaria TMM, S.A. de C.V. [Member] | Property Leasing [Member]
Structure of Grupo TMM [abstract]
Percentage of ownership	100.00%	100.00%